Condensed Consolidating Statement Of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ 4.9	$ 37.1	$ 103.8	$ 34.6	$ (70.0)
Non-cash expenses	13.9	10.8	59.2	50.0	114.9
Changes in working capital	10.9	(14.6)	23.6	(30.0)	(243.3)
Net adjustments	24.8	(3.8)	82.8	20.0	(128.4)
Net cash provided by (used in) operating activities	29.7	33.3	186.6	54.6	(198.4)
INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(3.9)	(14.6)	(35.3)	(115.0)	(44.4)
FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(21.4)	(39.5)	(143.4)	57.9	184.5
Net increase (decrease) in cash and cash equivalents	4.4	(20.8)	7.9	(2.5)	(58.3)
Effect of exchange rates	(1.2)	1.4	1.6	1.6	5.6
Net change in cash and cash equivalents	3.2	(19.4)	9.5	(0.9)	(52.7)
Beginning cash and cash equivalents	70.8	61.3	61.3	62.2	114.9
Cash and cash equivalents - end of period	74.0	41.9	70.8	61.3	62.2
Parent
Operating activities:
Net income (loss)	7.1	38.2	109.3	42.9	(65.4)
Non-cash expenses	0.1	0.2	2.1	(24.1)	(74.0)
Equity in (earnings) loss of subsidiaries	(16.7)	(69.3)	(194.6)	(115.0)	(47.7)
Changes in working capital	625.2	24.8	1,020.4	265.5	13.1
Net adjustments	608.6	(44.3)	827.9	126.4	(108.6)
Net cash provided by (used in) operating activities	615.7	(6.1)	937.2	169.3	(174.0)
INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(0.1)	(5.6)	(2.0)	97.3	61.4
FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(615.2)	8.8	(938.0)	(264.1)	113.1
Net increase (decrease) in cash and cash equivalents	0.4	(2.9)	(2.8)	2.5	0.5
Net change in cash and cash equivalents	0.4	(2.9)	(2.8)	2.5	0.5
Beginning cash and cash equivalents	0.2	3.0	3.0	0.5
Cash and cash equivalents - end of period	0.6	0.1	0.2	3.0	0.5
Joseph T. Ryerson
Operating activities:
Net income (loss)	18.9	51.4	166.8	104.6	(39.7)
Non-cash expenses	11.4	9.2	46.1	82.0	117.7
Equity in (earnings) loss of subsidiaries	(8.0)	(13.6)	(46.0)	(65.5)	(28.4)
Changes in working capital	1,044.6	(8.9)	(895.4)	(511.3)	(459.4)
Net adjustments	1,048.0	(13.3)	(895.3)	(494.8)	(370.1)
Net cash provided by (used in) operating activities	1,066.9	38.1	(728.5)	(390.2)	(409.8)
INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(577.8)	(11.9)	(29.1)	3.4	199.7
FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(492.9)	(25.6)	758.4	386.3	220.7
Net increase (decrease) in cash and cash equivalents	(3.8)	0.6	0.8	(0.5)	10.6
Effect of exchange rates	0.2	0.1
Net change in cash and cash equivalents	(3.6)	0.7	0.8	(0.5)	10.6
Beginning cash and cash equivalents	15.3	14.5	14.5	15.0	4.4
Cash and cash equivalents - end of period	11.7	15.2	15.3	14.5	15.0
Guarantor Subsidiaries
Operating activities:
Net income (loss)	5.8	30.6	71.8	70.0	115.2
Non-cash expenses	0.9	(0.1)	2.8	(15.8)	64.5
Equity in (earnings) loss of subsidiaries	0.9	(0.3)	4.0	8.7	5.6
Changes in working capital	(1,662.4)	(16.3)	(122.2)	218.4	220.6
Net adjustments	(1,660.6)	(16.7)	(115.4)	211.3	290.7
Net cash provided by (used in) operating activities	(1,654.8)	13.9	(43.6)	281.3	405.9
INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	1,464.3	(1.1)	51.4	(158.0)	(338.7)
FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	191.2	(13.7)	(7.5)	(122.5)	(66.7)
Net increase (decrease) in cash and cash equivalents	0.7	(0.9)	0.3	0.8	0.5
Effect of exchange rates	(0.1)		0.1
Net change in cash and cash equivalents	0.6	(0.9)	0.4	0.8	0.5
Beginning cash and cash equivalents	1.9	1.5	1.5	0.7	0.2
Cash and cash equivalents - end of period	2.5	0.6	1.9	1.5	0.7
Non-Guarantor Subsidiaries
Operating activities:
Net income (loss)	(3.1)	0.1	(7.5)	(11.1)	(9.6)
Non-cash expenses	1.5	1.5	8.2	7.9	6.7
Changes in working capital	3.5	(14.2)	20.8	(2.6)	(17.6)
Net adjustments	5.0	(12.7)	29.0	5.3	(10.9)
Net cash provided by (used in) operating activities	1.9	(12.6)	21.5	(5.8)	(20.5)
INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(0.9)	2.9	0.6	(10.2)	1.3
FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	6.1	(7.9)	(12.5)	10.7	(50.7)
Net increase (decrease) in cash and cash equivalents	7.1	(17.6)	9.6	(5.3)	(69.9)
Effect of exchange rates	(1.3)	1.3	1.5	1.6	5.6
Net change in cash and cash equivalents	5.8	(16.3)	11.1	(3.7)	(64.3)
Beginning cash and cash equivalents	53.4	42.3	42.3	46.0	110.3
Cash and cash equivalents - end of period	59.2	26.0	53.4	42.3	46.0
Eliminations
Operating activities:
Net income (loss)	(23.8)	(83.2)	(236.6)	(171.8)	(70.5)
Equity in (earnings) loss of subsidiaries	23.8	83.2	236.6	171.8	70.5
Net adjustments	23.8	83.2	236.6	171.8	70.5
INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(889.4)	1.1	(56.2)	(47.5)	31.9
FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	$ 889.4	$ (1.1)	$ 56.2	$ 47.5	$ (31.9)